Supplement to the John Hancock Sector Funds Prospectus
                               dated March 1, 2002


For each of the funds referenced below, the "Portfolio Managers" section has been deleted and replaced with the following:

John Hancock Financial Industries Fund, page 7
----------------------------------------------

         James K. Schmidt, CFA
         Managed fund since it began in 1996

         Thomas C. Goggins
         Joined fund team in 1998


John Hancock Real Estate Fund, page 11
--------------------------------------

         James K. Schmidt, CFA
         Managed fund since it began in 1998

         James J. McKelvey
         Managed fund since it began in 1998

         Thomas C. Goggins
         Managed fund since it began in 1998


John Hancock Regional Bank Fund, page 13
----------------------------------------

         James K. Schmidt, CFA
         Managed fund since it began in 1985

         Thomas C. Goggins
         Joined fund team in 1998

         Lisa A. Welch
         Joined fund team in 1998


On page 25, the Management Biography for Thomas M. Finucane has been deleted and the following Management Biography as been added:

         Lisa A. Welch
         Second vice president
         Joined John Hancock Advisers in 1998
         Supervisory Analyst at the Federal Reserve Bank of Boston (1996-1998) Began business career in 1986



July 10, 2002

                   Supplement to the John Hancock Sector Funds
                     Class I Prospectus dated March 1, 2002


On page 5, the "Portfolio Managers" section for the John Hancock Financial Industries Fund has been deleted and replaced with the following:

         James K. Schmidt, CFA
         Managed fund since it began in 1996

         Thomas C. Goggins
         Joined fund team in 1998


On page 14, the Management Biography for Thomas M. Finucane has been deleted.




July 10, 2002